Common Stock and Warrants - Summary of Warrant Activity (Details)			9 Months Ended		12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Sep. 30, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares
Class Of Warrant Or Right [Line Items]
Number of Warrants, Outstanding, beginning balance			86,958	86,958
Number of Warrants, Exercised	(2,025)	(2,025)	(2,025)	(2,025)
Number of Warrants, Outstanding, ending balance	86,958	86,958	265,583	265,583	86,958	86,958
CAD
Class Of Warrant Or Right [Line Items]
Number of Warrants, Outstanding, beginning balance			68,351	68,351	95,799	95,799	28,900	28,900
Number of Warrants, Granted					0	0	70,766	70,766
Number of Warrants, Cancelled/Expired					(26,352)	(26,352)	(648)	(648)
Number of Warrants, Exercised					(1,096)	(1,096)	(3,219)	(3,219)
Number of Warrants, Outstanding, ending balance	68,351	68,351	68,351	68,351	68,351	68,351	95,799	95,799
Number of Warrants, Outstanding and exercisable	68,351	68,351			68,351	68,351
Weighted Average Exercise Price, Outstanding, beginning balance | $ / shares				$ 428.75		$ 381.15		$ 258.30
Weighted-Average Exercise Price, Granted | $ / shares						0		427.70
Weighted Average Exercise Price, Cancelled/Expired | $ / shares						262.50		175.00
Weighted-Average Exercise Price, Exercised | $ / shares						262.50		345.80
Weighted Average Exercise Price, Outstanding, ending balance | $ / shares		$ 428.75		$ 428.75		428.75		$ 381.15
Weighted-Average Exercise Price, Outstanding and exercisable | $ / shares		$ 428.75				$ 428.75
USD
Class Of Warrant Or Right [Line Items]
Number of Warrants, Outstanding, beginning balance			18,607	18,607	18,607	18,607	38,382	38,382
Number of Warrants, Granted			178,776	178,776	0	0	0	0
Number of Warrants, Cancelled/Expired			(151)	(151)	0	0	(3,901)	(3,901)
Number of Warrants, Exercised					0	0	(15,874)	(15,874)
Number of Warrants, Outstanding, ending balance	18,607	18,607	197,232	197,232	18,607	18,607	18,607	18,607
Number of Warrants, Outstanding and exercisable	18,607	18,607			18,607	18,607
Weighted Average Exercise Price, Outstanding, beginning balance | $ / shares			$ 428.40		$ 428.40		$ 358.75
Weighted-Average Exercise Price, Granted | $ / shares			16.10		0		0
Weighted Average Exercise Price, Cancelled/Expired | $ / shares			376.25		0		525.00
Weighted-Average Exercise Price, Exercised | $ / shares					0		236.25
Weighted Average Exercise Price, Outstanding, ending balance | $ / shares	$ 428.40		$ 54.71		428.40		$ 428.40
Weighted-Average Exercise Price, Outstanding and exercisable | $ / shares	$ 428.40				$ 428.40